Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Snap-on Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07724
Entity Tax Identification Number	39-0622040
Entity Address, Address Line One	2801 80th Street,
Entity Address, City or Town	Kenosha,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53143-5656
City Area Code	262
Local Phone Number	656-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	SNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000091440
Amendment Flag	false